Annual Fund Operating Expenses - SMALL CAP EQUITY FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.89%
Other expenses	0.10%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.00%
Investor
Operating Expenses:
Management fee	0.89%
Other expenses	0.36%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.26%